UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets Prime

            Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 0.8%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	$20,000	$20,000,000
Yankee (b) — 44.0%
Bank of Montreal, Chicago (a):
0.24%, 9/05/14	30,000	30,000,000
0.23%, 1/08/15	25,000	25,000,000
Bank of Nova Scotia, Houston, 0.26%, 8/08/14 (a)	17,500	17,500,000
BNP Paribas SA, NY:
0.33%, 2/03/14 (a)	23,000	23,000,000
0.35%, 3/06/14	29,000	29,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.26%, 2/04/14	25,000	25,000,000
0.26%, 3/03/14	27,000	27,000,000
0.31%, 7/01/14	44,745	44,745,000
Credit Suisse, NY:
0.26%, 3/18/14	12,000	12,000,000
0.26%, 4/22/14	20,010	20,010,000
0.32%, 6/06/14 (a)	9,000	9,000,000
Deutsche Bank AG, NY, 0.28%, 2/28/14 (a)	17,000	17,000,000
DNB Bank ASA, NY, 0.24%, 2/14/14	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp., NY, 0.28%, 2/20/14	28,000	28,000,000
Mizuho Bank Ltd., NY:
0.23%, 3/14/14	28,000	28,000,000
0.22%, 5/21/14	35,000	35,000,000
National Australia Bank Ltd., NY, 0.25%, 8/08/14 (a)	30,000	30,001,808
National Bank of Canada, NY, 0.30%, 4/11/14 (a)	15,600	15,600,000
Natixis, NY, 0.29%, 4/07/14 (c)	27,000	26,998,389
Nordea Bank Finland PLC, NY, 0.25%, 2/03/14	29,000	29,000,000
Norinchukin Bank, NY:
0.10%, 2/03/14	25,000	25,000,000
0.10%, 2/05/14	65,000	65,000,000
Rabobank Nederland NV, NY:
0.28%, 9/16/14 (a)	45,000	45,000,000
0.35%, 1/12/15	24,000	24,000,000
Royal Bank of Canada, NY:
0.24%, 10/23/14	13,000	13,000,000
0.24%, 12/05/14 (a)	10,000	10,000,000
0.24%, 1/21/15 (a)	25,000	25,000,000
0.24%, 2/04/15 (a)	24,000	24,000,000
Skandinaviska Enskilda Banken, NY:
0.27%, 4/10/14	20,000	20,000,000
0.30%, 5/28/14	26,000	26,001,245
0.25%, 7/14/14	28,000	28,000,000
Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Societe Generale, NY, 0.33%, 4/07/14 (c)	$13,000	$13,000,000
Sumitomo Mitsui Banking Corp., NY, 0.21%, 3/10/14 (a)	15,000	15,000,000
Sumitomo Mitsui Trust Bank Ltd., NY, 0.22%, 4/04/14	30,000	30,000,000
Toronto-Dominion Bank, NY:
0.16%, 2/19/14	15,000	15,000,000
0.23%, 7/24/14 (a)	14,000	14,000,000
0.25%, 10/08/14	40,000	40,000,000
UBS AG, Stamford, 0.31%, 4/30/14 (c)	27,000	27,000,000
Wells Fargo Bank NA, 0.23%, 11/26/14 (a)	50,000	50,000,000
Westpac Banking Corp., NY (a):
0.27%, 4/15/14	25,500	25,500,000
0.24%, 8/28/14	27,000	27,000,000
0.23%, 10/08/14	28,500	28,500,000

		1,091,856,442
Total Certificates of Deposit — 44.8%		1,111,856,442

Commercial Paper — 28.2%
ANZ New Zealand (Int’l) Ltd., 0.28%, 4/17/14 (a)	15,000	15,000,000
Australia & New Zealand Banking Group Ltd., 0.27%, 2/25/14 (a)	15,000	15,000,000
BNP Paribas Finance, Inc. (d):
0.34%, 3/13/14	22,500	22,491,500
0.33%, 6/06/14	25,000	24,971,354
CAFCO LLC, 0.24%, 8/04/14 (d)	20,000	19,975,467
Chariot Funding LLC, 0.23%, 3/04/14 (d)	23,000	22,995,445
Charta LLC, 0.25%, 2/10/14 (d)	34,200	34,197,862
Collateralized Commercial Paper Co. LLC (d):
0.30%, 3/11/14	17,500	17,494,458
0.30%, 5/07/14	52,300	52,258,596
0.30%, 8/01/14	33,000	32,950,225
Deutsche Bank Financial LLC (d):
0.22%, 2/28/14	24,000	23,996,040
0.25%, 6/27/14	26,000	25,973,639
DNB Bank ASA, 0.26%, 2/06/14 (d)	43,000	42,998,477
Fairway Finance Co. LLC (a):
0.18%, 6/18/14 (e)	5,500	5,500,000
0.20%, 8/06/14	11,000	11,000,000
General Electric Capital Corp. (d):
0.21%, 2/10/14	5,000	4,999,738
0.19%, 2/24/14	9,000	8,998,908

READY ASSETS PRIME MONEY FUND	JANUARY 31, 2014	1

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
HSBC Bank PLC, 0.25%, 11/19/14 (a)	$20,000	$20,000,000
ING (US) Funding LLC (d):
0.29%, 2/07/14	27,000	26,998,695
0.28%, 3/12/14	12,500	12,496,208
0.24%, 6/02/14	25,000	24,979,413
Jupiter Securitization Co. LLC, 0.24%, 4/03/14 (d)	10,000	9,995,933
Kells Funding LLC (a):
0.22%, 6/04/14	20,000	20,000,000
0.20%, 7/07/14	30,000	30,000,000
Nederlandse Waterschapsbank NV (a):
0.28%, 7/28/14	4,000	4,000,393
0.28%, 7/30/14	4,000	4,000,397
0.21%, 8/13/14	30,000	30,000,000
Old Line Funding LLC, 0.23%, 6/09/14 (d)	5,000	4,995,911
Rabobank USA Financial Corp., 0.29%, 5/08/14 (d)	13,500	13,489,560
Regency Markets No. 1 LLC, 0.15%, 2/18/14 (d)	10,000	9,999,339
Skandinaviska Enskilda Banken AB, 0.28%, 5/07/14 (d)	20,000	19,985,486
Societe Generale North America, Inc., 0.24%, 5/02/14 (d)	25,000	24,984,687
Sumitomo Mitsui Banking Corp., 0.09%, 2/05/14 (d)	15,150	15,149,849
Svenska Handelsbanken AB, Inc., 0.25%, 2/04/14 (d)	15,000	14,999,688
Thunder Bay Funding, LLC, 0.22%, 3/26/14	15,000	15,000,000
Westpac Banking Corp., NY, 0.27%, 7/09/14 (a)	17,950	17,950,000

Total Commercial Paper — 28.2%		699,827,268

Corporate Notes — 0.8%
Svenska Handelsbanken AB, 0.27%, 7/15/14 (a)(e)	20,200	20,200,000

Municipal Bonds (c) — 10.6%
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series B (JPMorgan Chase Bank LOC), 0.03%, 2/07/14	14,000	14,000,000
Municipal Bonds (c)	Par (000)	Value
California Statewide Communities Development Authority, Refunding RB, VRDN, Retirement Housing Foundation Obligated Group (US Bank NA LOC), 0.05%, 2/07/14	$15,160	$15,160,000
City of Austin TX Water & Wastewater System, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC, Sumitomo Mitsui Banking Corp. LOC), 0.04%, 2/07/14	13,800	13,800,000
County of Jackson West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.05%, 2/07/14	17,500	17,500,000
Eclipse Funding Trust, Refunding RB, VRDN (US Bank NA LOC, US Bank NA SBPA), 0.04%, 2/07/14 (e)	11,000	11,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.05%, 2/07/14	6,000	6,000,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A (Fannie Mae Liquidity Guarantor), 0.05%, 2/07/14	10,200	10,200,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.04%, 2/07/14	26,415	26,415,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (Wells Fargo & Co. LOC), 0.04%, 2/07/14	8,000	8,000,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.06%, 2/07/14	9,600	9,600,000

2	READY ASSETS PRIME MONEY FUND	JANUARY 31, 2014

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds (c)	Par (000)	Value
New York State HFA, HRB, VRDN, Series A:
125 West 31st Street Housing, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.03%, 2/07/14	$13,000	$13,000,000
2180 Broadway Housing (Wells Fargo Bank NA LOC), 0.03%, 2/07/14	12,800	12,800,000
316 11th Avenue Housing, AMT (Fannie Mae SBPA, Fannie Mae Liquidity Guarantor), 0.03%, 2/07/14	21,500	21,500,000
AMT (Fannie Mae Liquidity Guarantor), 0.03%, 2/07/14	22,900	22,900,000
East 39th Street Housing, AMT (Fannie Mae Liquidity Guarantor), 0.03%, 2/07/14	16,000	16,000,000
New York State HFA, Refunding HRB, VRDN, Series L (Bank of America NA LOC), 0.05%, 2/07/14	9,200	9,200,000
Utah County, RB, Series C, VRDN, IHC Health Services, Inc. (US Bank NA SBPA), 0.03%, 2/07/14	15,000	15,000,000
Westchester County Healthcare Corp., RB, VRDN, Sr Lien, Series D (TD Bank NA LOC), 0.11%, 2/07/14	20,000	20,000,000

		262,075,000

Time Deposits — 1.3%
ING Bank NV, Amsterdam, 0.10%, 2/05/14	32,000	32,000,000

US Government Sponsored Agency Obligations — 1.8%
Fannie Mae Variable Rate Notes, 0.13%, 2/27/15 (a)	28,000	27,992,458
Federal Home Loan Mortgage Corp., 0.15%, 11/25/15 (a)	15,000	15,000,000

Total US Government Sponsored Agency Obligations — 1.8%		42,992,458
US Treasury Obligations	Par (000)	Value
US Treasury Obligations — 6.8%
US Treasury Notes:
1.25%, 2/15/14	$36,000	$36,014,823
0.25%, 4/30/14	56,835	56,847,751
0.75%, 6/15/14	15,000	15,031,005
2.38%, 10/31/14	44,000	44,727,293
0.25%, 1/31/15	16,000	16,015,444

Total US Treasury Obligations — 6.8%		168,636,316

Repurchase Agreements — 6.9%
Barclays Capital, Inc., 0.25%, 3/10/14 (Purchased on 12/06/13 to be repurchased at $18,011,750 collateralized by various US Government Sponsored Agency Obligations, 0.00% — 11.55%, due 8/16/36 — 10/16/53, original par and fair value of $145,431,586 and $19,430,981, respectively)	18,000	18,000,000
Total Value of Barclays Capital, Inc. (collateral value of $19,430,981)		18,000,000
Deutsche Bank Securities, Inc., 0.03%, 2/03/14 (Purchased on 01/31/14 to be repurchased at $40,092,100 collateralized by various US Government Sponsored Agency Obligations, 0.00% — 7.64%, due 3/25/24 — 11/25/52, original par and fair value of $718,409,304 and $43,561,559, respectively)	40,092	40,092,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $43,561,559)		40,092,000
Mizuho Securities USA, Inc., 0.03%, 2/03/14 (Purchased on 01/31/14 to be repurchased at $63,000,158 collateralized by various US Government Sponsored Agency Obligations and US Treasury Notes, 0.00% — 6.45%, due 7/24/14 — 1/25/41, original par and fair value of $347,355,257 and $65,219,712, respectively)	63,000	63,000,000

READY ASSETS PRIME MONEY FUND	JANUARY 31, 2014	3

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.13%, 3/04/14 (Purchased on 8/27/13 to be repurchased at $30,177,975 collateralized by various US government sponsored agency obligations, a US Treasury Bill and various Corporate/Debt Obligations, 0.00% — 10.98%, due 2/06/14 — 12/10/49, original par and fair value of $208,767,211 and $32,458,165, respectively) (c)	$30,000	$30,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $97,677,877)		93,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.47%, 4/16/14 (Purchased on 1/07/14 to be repurchased at $20,025,850 collateralized by various US government sponsored agency obligations and various Corporate/Debt Obligations,, 0.00% — 6.81%, due 1/15/16 — 2/10/51, original par and fair value of $128,666,364 and $22,791,637, respectively)	$20,000	$20,000,000
Total Value of Wells Fargo Securities, LLC, Inc. (collateral value of $22,791,637)		20,000,000
Total Repurchase Agreements — 6.9%		171,092,000
Total Investments (Cost — $2,508,679,484*) — 101.2%		2,508,679,484
Other Assets Less Liabilities — (1.2)%		(28,680,115)

Net Assets — 100.0%		$2,479,999,369

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT	Alternative Minimum Tax (subject to)
	Fannie Mae	Federal National Mortgage Association
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	LOC	Letter of Credit
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	VRDN	Variable Rate Demand Notes

4	READY ASSETS PRIME MONEY FUND	JANUARY 31, 2014

Schedule of Investments (concluded)	Ready Assets Prime Money Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,508,679,484	—	$2,508,679,484

[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s asset are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $5,793 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

READY ASSETS PRIME MONEY FUND	JANUARY 31, 2014	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: March 25, 2014